Measurement of Expected Credit Losses (ECL) (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Loan Portfolio And related Impact On Contractual Cash Flows [Abstract]
Summary of loan portfolio and related impact on contractual cash flows
The table below summarizes the UVA (“Unidad de Valor Adquisitivo”, in
Spanish
) indexed loan portfolio affected by the afore
m
entioned measure and the related impact on contractual cash flows:

	Balance as December 31, 2022	Loss from changes in contractual cash flows recognized in Net Interest Income
		December 31, 2021	Variation	Inflation adjustment	December 31, 2022

UVA-indexed mortgage loans	48,715,323	644,640	973,932	(142,094)	1,476,478
UVA-indexed pledge loans	996,002	11,670	18,067	(3,698)	26,039

Balance		656,310	991,999	(145,792)	1,502,517